Consolidated Statements of Comprehensive (Loss)/Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Revenue	$ 378,913	$ 384,343	$ 746,581	$ 761,767
Cost of services (excluding depreciation and amortization)	158,987	155,778	306,090	306,815
Selling, general and administrative	134,709	113,037	265,277	307,035
Depreciation and amortization	69,585	70,114	133,008	135,576
Impairment expense on goodwill and intangible assets	676,456	1,357	1,882,187	1,935
Restructuring and other costs	41,602	4,518	54,193	7,488
Loss / (gain) on disposal of subsidiaries and other assets, net	660	(28)	660	(28)
Operating (loss) / income	(703,086)	39,567	(1,894,834)	2,946
Other income, net	56,155	46,558	59,633	79,083
Interest expense, net	(28,426)	(62,650)	(54,382)	(125,019)
(Loss) / income before taxes	(675,357)	23,475	(1,889,583)	(42,990)
Income tax (benefit) / expense	(16,618)	16,690	(60,032)	10,754
Net (loss)/income	(658,739)	6,785	(1,829,551)	(53,744)
Less: net income attributable to non-controlling interest	0	188	371	306
Net (loss) / income attributable to the Company	$ (658,739)	$ 6,597	$ (1,829,922)	$ (54,050)
Net (loss) / income per share attributable to the Company - basic	$ (0.91)	$ 0.01	$ (2.52)	$ (0.07)
Net loss per share attributable to the Company - diluted	$ (0.91)	$ (0.04)	$ (2.52)	$ (0.07)
Other comprehensive (loss) / income, net of tax of $0:
(Loss) / gain on foreign currency translation	$ (36,524)	$ 12,956	$ (22,128)	$ 4,458
Total comprehensive (loss) / gain	(695,263)	19,741	(1,851,679)	(49,286)
Less: comprehensive income attributable to non-controlling interest	0	188	371	306
Total comprehensive (loss) / gain attributable to the Company	$ (695,263)	$ 19,553	$ (1,852,050)	$ (49,592)